Intangible Assets	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Intangible Assets

NOTE D — Intangible Assets

Goodwill represents the future economic benefits derived from the Company’s unique market position, the growth attributable to the NET Power Process and the Company’s assembled workforce, none of which are individually and separately recognized as intangible assets. Goodwill is allocated to the Company’s sole reportable segment and reporting unit.

The following table presents goodwill activity during the period from June 8 through June 30, 2023 (Successor):

Goodwill
Balance at June 8, 2023 (Successor)	$433,737
Measurement Period Adjustments	—
Balance at June 30, 2023 (Successor)	$433,737

The following tables present the Company’s definite lived intangible assets as of June 30, 2023 (Successor) and December 31, 2022 (Predecessor) are as follows:

	June 30, 2023 (Successor)	December 31, 2022 (Predecessor)
Developed technology, gross	$1,345,000	$604
Accumulated Amortization	(4,110)	(341)
Developed technology, net	$1,340,890	$263

Amortization expense for the period from January 1, 2023 through June 7, 2023 (Predecessor) and the period from June 8, 2023 through June 30, 2023 (Successor) was $10 and $4,110, respectively. Amortization expense for the three month and six month periods ended June 30, 2022 (Predecessor) was $5 and $11, respectively. Periodic amortization expense excludes goodwill, which is not amortized. The Company does not own or control any intangible assets with indefinite useful lives except goodwill. The Company’s goodwill is not tax deductible. The following table presents estimated amortization expense for future periods and future years ending December 31:

Future Amortization Expense
2023	$33,625
2024	67,250
2025	67,250
2026	67,250
2027	67,250
2028 and thereafter	1,038,265
Total	$1,340,890